UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03632

Deutsche Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.9%
Alabama 0.8%
Alabama, State Public School & College Authority Revenue:
Series B, 5.0%, 1/1/2024	9,680,000	11,684,050
Series A, Prerefunded 5/1/2019 @ 100, 5.0%, 5/1/2024	3,000,000	3,410,220
		15,094,270
Alaska 0.5%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	2,660,000	2,786,376
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,550,993
		9,337,369
Arizona 2.8%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,171,690
Arizona, State School Facilities Board, Certificates of Participation, Series A, 5.0%, 9/1/2023	3,500,000	4,171,895
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, Prerefunded 7/1/2019 @ 100, 5.0%, 7/1/2025	3,000,000	3,436,140
Arizona, State Transportation Board, Excise Tax Revenue, 5.0%, 7/1/2022	6,500,000	7,790,120
Arizona, Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	4,000,000	4,494,920
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,412,100
Chandler, AZ, General Obligation, 4.0%, 7/1/2022	3,000,000	3,407,130
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	2,055,000	2,270,056
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,527,480
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,870,327
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	10,808,400
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	765,291
		52,125,549
California 10.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	11,425,400
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,878,325
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,624,320
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.32% **, Mandatory Put 12/1/2017 @ 100, 12/1/2035	14,285,000	14,233,431
California, State Department of Water Resources, Power Supply Revenue, Series O, 5.0%, 5/1/2022	4,815,000	5,814,835
California, State Economic Recovery, Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,804,300
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	11,609,100
California, State General Obligation, Various Purposes:
5.25%, 9/1/2027	10,000,000	11,754,800
5.75%, 4/1/2027	5,000,000	5,808,900
6.0%, 4/1/2018	1,700,000	1,925,573
6.0%, 3/1/2033	3,765,000	4,539,686
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series B, 0.45% **, Mandatory Put 11/2/2015 @ 100, 8/1/2024	4,000,000	4,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,438,080
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,334,280
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,190,860
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,821,100
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,473,600
Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	6,340,000
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	5,915,000
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,387,330
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,831,810
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,517,840
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,816,000
Series A, 5.25%, 8/1/2028	5,000,000	5,797,050
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,239,930
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,261,580
Series C, 5.0%, 5/1/2026	2,850,000	3,212,834
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: NATL	6,260,000	6,286,793
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	10,000	10,000
University of California, State Revenues, Series AL-1, 0.01% *, 5/15/2048	10,000,000	10,000,000
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,875,331
		189,168,088
Colorado 1.0%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,565,180
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,832,250
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,740,465
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,162,720
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	583,255
Series B, 5.0%, 11/15/2021	500,000	587,560
Series B, 5.0%, 11/15/2022	2,350,000	2,781,098
		19,252,528
Connecticut 0.7%
Connecticut, State General Obligation, Series C, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,282,630
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	9,354,960
		12,637,590
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,856,470
District of Columbia 1.1%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,767,450
District of Columbia, Income Tax Secured Revenue, Series B, 0.32% **, 12/1/2017	15,000,000	14,893,050
		20,660,500
Florida 4.8%
Broward County, FL, Airport System Revenue:
Series P-2, 5.0%, 10/1/2021	4,825,000	5,681,920
Series Q-1, 5.0%, 10/1/2021	1,200,000	1,413,120
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,219,756
Broward County, FL, Water & Sewer Utility Revenue, Series A, Prerefunded 10/1/2018, 5.0%, 10/1/2024	2,745,000	3,084,639
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	2,480,000	2,827,721
Florida, Citizens Property Insurance Corp., Series A-1, 5.0%, 6/1/2021	5,090,000	5,905,978
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,170,000	1,223,071
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,568,104
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	5,977,200
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,078,790
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,511,160
Series A, 5.75%, 10/1/2026	8,000,000	9,213,760
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,489,660
Series A-1, 5.5%, 10/1/2026	4,400,000	5,104,352
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2019, INS: NATL	3,000,000	3,218,160
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGC	10,000,000	11,427,400
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,367,420
Series A, 5.0%, 7/1/2028	7,500,000	8,489,025
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,206,680
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,705,625
		89,713,541
Georgia 4.3%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,546,930
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,943,661
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.3% **, Mandatory Put 7/1/2017 @ 100, 7/1/2025	4,285,000	4,267,389
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,584,340
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,509,000
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	12,013,920
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	10,095,359
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	2,006,427
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,189,530
Series A, 5.0%, 11/1/2027	1,000,000	1,134,860
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,827,200
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,972,193
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2022	10,000,000	11,847,900
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,840,075
		80,778,784
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,105,730
Hawaii 1.2%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,676,540
Series A, 5.25%, 7/1/2028	5,010,000	5,758,995
Series A, 5.25%, 7/1/2029	3,155,000	3,600,865
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	9,949,410
		21,985,810
Illinois 4.7%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,110,362
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,624,332
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,214,100
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	5,443,700
Illinois, Municipal Electric Agency Power Supply, Series A, Prerefunded 2/1/2017 @ 100, 5.25%, 2/1/2018, INS: NATL	2,000,000	2,134,260
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,917,550
5.25%, 6/1/2020	3,000,000	3,429,390
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,080,400
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,516,748
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,561,000
Illinois, State Toll Highway Authority Revenue:
Series D, 5.0%, 1/1/2024	11,840,000	14,073,498
Series A, 5.0%, 1/1/2027	1,250,000	1,423,125
Series A, 5.0%, 1/1/2028	1,250,000	1,415,175
Series A-1, 5.25%, 1/1/2030	5,000,000	5,569,900
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,136,170
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	855,000	857,189
University of Illinois, Higher Education Revenue, Auxiliary Facilities System, Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	3,685,932
		88,192,831
Indiana 1.6%
Indiana, State Finance Authority Revenue, Green Bonds, Series B, 5.0%, 2/1/2023	4,285,000	5,160,554
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,585,027
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,922,800
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,812,834
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,086,707
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,258,440
		29,826,362
Iowa 1.6%
Iowa, State Finance Authority Revenue, Green Bonds, State Revolving Fund, 5.0%, 8/1/2024	15,000,000	18,524,700
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	11,043,500
		29,568,200
Kansas 0.7%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,101,432
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,526,825
		13,628,257
Kentucky 0.4%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,150,920
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	2,991,300
Series A, 5.0%, 12/1/2024	3,000,000	3,429,330
		7,571,550
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,476,848
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,760,227
		3,237,075
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	9,081,582
Maryland 1.6%
Carroll County, MD, General Obligation, 5.0%, 11/1/2022	5,330,000	6,427,287
Maryland, General Obligation, State & Local Facilities Loan, Series 2, Prerefunded 8/1/2017 @ 100, 5.0%, 8/1/2019	5,000,000	5,413,050
Montgomery County, MD, General Obligation, Series B, 5.0%, 11/1/2022	15,000,000	18,144,000
		29,984,337
Massachusetts 3.7%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,311,216
Massachusetts, State Consolidated Loan, Series D-2, 0.32% **, Mandatory Put 8/1/2017 @ 100, 8/1/2043	15,000,000	14,900,550
Massachusetts, State Development Finance Agency Revenue, Series H-1, 5.0%, 7/1/2022 (a)	2,740,000	3,151,082
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,902,798
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.57% **, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,950,000	4,938,021
Massachusetts, State General Obligation:
Series C, 5.0%, 8/1/2022	7,000,000	8,416,100
Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,009,070
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,737,900
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	1,075,000	1,104,455
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,146,180
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	6,000,000	6,970,140
		69,587,512
Michigan 3.3%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,983,400
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,528,171
Series A, 5.0%, 5/1/2021	2,100,000	2,388,498
Michigan, State Building Authority Revenue, Facilities Program:
Series II-A, 5.0%, 10/15/2024	1,610,000	1,843,981
Series I, 5.0%, 4/15/2027	11,225,000	13,264,133
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,469,420
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	13,141,950
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,676,465
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,619,626
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,352,290
University of Michigan, State University Revenues, Series E, 0.45% **, Mandatory Put 4/2/2018 @ 100, 4/1/2033	7,000,000	6,963,040
		61,230,974
Minnesota 1.0%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,323,320
Series A, 5.0%, 1/1/2028	3,500,000	4,040,505
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	7,105,821
Minnesota, State General Obligation, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2020	4,535,000	4,695,131
		18,164,777
Mississippi 1.1%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,958,801
Series D, 5.25%, 8/1/2027	5,000,000	5,694,600
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	1,275,000	1,329,507
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.01% *, 12/1/2030, GTY: Chevron Corp.	7,000,000	7,000,000
		20,982,908
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,819,677
Series A, 5.0%, 6/1/2023	1,375,000	1,581,498
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,332,704
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	840,000	885,629
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	565,000	600,928
		8,220,436
Nebraska 0.4%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	1,680,000	1,721,412
Series C, 4.5%, 9/1/2043	5,780,000	5,984,554
		7,705,966
Nevada 2.0%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,422,462
5.0%, 6/1/2025	3,190,000	3,586,708
Clark County, NV, Flood Control:
5.0%, 11/1/2021	2,915,000	3,448,591
5.0%, 11/1/2022	3,215,000	3,847,166
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,436,551
Las Vegas Valley, NV, Water District:
Series A, 5.0%, 6/1/2027	2,000,000	2,388,000
Series C, 5.0%, 9/15/2027	4,355,000	5,215,635
Series B, 5.0%, 12/1/2027	2,500,000	2,979,075
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	4,300,000	4,342,140
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,808,037
		38,474,365
New Hampshire 0.1%
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	2,050,462
New Jersey 2.3%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,749,700
5.0%, 6/15/2021	5,000,000	5,506,850
5.0%, 6/15/2023	4,000,000	4,361,880
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	3,000,000	3,312,216
Series NN, 5.0%, 3/1/2025	5,000,000	5,230,650
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,295,750
Series B, 5.25%, 6/15/2026	5,000,000	5,265,350
New Jersey, State Turnpike Authority Revenue, Series B-2, 0.554% **, Mandatory Put 1/1/2017 @ 100, 1/1/2024	11,250,000	11,247,300
		42,969,696
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	785,000	813,040
"I", Series D, 5.35%, 9/1/2040	655,000	696,167
Series I-B-2, 5.65%, 9/1/2039	340,000	358,370
		1,867,577
New York 8.8%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,650,490
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.73% **, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,198,656
Series B-2, 5.0%, 11/15/2021	5,000,000	5,878,800
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 0.6% **, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	4,961,850
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2026	5,930,000	7,221,435
New York, State Dormitory Authority Revenues, Non State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,147,851
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,684,185
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,139,290
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2022	5,000,000	5,988,550
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Prerefunded 3/15/2017 @ 100, 5.0%, 3/15/2019	5,000,000	5,348,600
Series A, 5.0%, 12/15/2021	3,000,000	3,564,960
Series A, 5.0%, 2/15/2022	2,065,000	2,450,474
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,612,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,580,400
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,295,313
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series AA, 5.0%, 6/15/2021	8,145,000	9,082,001
Series AA, Prerefunded 6/15/2018 @ 100, 5.0%, 6/15/2021	1,855,000	2,071,775
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	884,903
Series B1, 5.0%, 11/1/2028	1,175,000	1,378,569
Series D-1, 5.0%, 11/1/2028	9,715,000	11,228,694
Series E-1, 5.0%, 2/1/2029	3,055,000	3,506,101
Series B1, 5.0%, 11/1/2029	935,000	1,088,761
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-2, 5.0%, 7/15/2028	6,750,000	8,054,302
New York, NY, General Obligation:
Series J, 5.0%, 8/1/2023	6,250,000	7,440,438
Series F, 5.0%, 8/1/2024	9,000,000	10,498,230
Series B, 5.0%, 8/1/2026	2,870,000	3,398,051
Series C, 5.0%, 8/1/2027	5,000,000	5,928,800
Series D-1, 5.0%, 8/1/2029	8,620,000	9,991,183
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series ABCD-4, 0.37% **, 1/1/2018, INS: AGMC	3,665,000	3,631,392
Series A, 5.0%, 11/15/2028	4,975,000	5,761,846
		164,667,900
North Carolina 2.3%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,147,290
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, Prerefunded 1/1/2019 @ 100, 5.0%, 1/1/2026	4,200,000	4,744,194
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,322,259
North Carolina, State Limited Obligation:
Series C, 5.0%, 5/1/2022	5,000,000	5,967,400
Series B, 5.0%, 6/1/2024	10,000,000	12,175,800
North Carolina, State Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2028	5,750,000	6,821,282
		43,178,225
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,485,138
Ohio 2.5%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,321,720
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2023	5,125,000	6,236,715
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,233,468
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2021	1,300,000	1,482,858
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,800,566
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,343,479
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,668,950
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	515,000	538,525
Ohio, State Infrastructure Improvement, Series A, 5.0%, 9/1/2023	12,000,000	14,537,280
Ohio, State Solid Waste Revenue, Republic Services, Inc. Project, 0.43% **, Mandatory Put 12/1/2015 @ 100, 11/1/2035	5,000,000	5,000,000
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,515,054
		46,678,615
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,500,000
Oregon 1.9%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Prerefunded 6/15/2017 @ 100, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,049,174
Oregon, State Department of Administrative Services Lottery Revenue:
Series C, 5.0%, 4/1/2023	2,000,000	2,408,160
Series E, 5.0%, 4/1/2023	2,020,000	2,432,241
Series A, 5.25%, 4/1/2028	2,000,000	2,359,740
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,548,040
Series J, 5.0%, 5/1/2029	5,425,000	6,305,315
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,625,892
Series A, 5.5%, 7/1/2029	7,000,000	7,937,860
		36,666,422
Pennsylvania 2.0%
Pennsylvania, Commonwealth Financing Authority Revenue, Series B-1, 5.0%, 6/1/2026	7,000,000	8,005,830
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,139,350
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,213,840
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,458,700
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,418,802
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.9% **, 12/1/2020	3,000,000	2,993,460
Series B, 1.17% **, 12/1/2019	500,000	506,795
Series C, 5.0%, 12/1/2028	2,950,000	3,408,931
Series C, 5.5%, 12/1/2026	2,120,000	2,549,321
Series C, 5.5%, 12/1/2027	2,820,000	3,373,651
Series C, 5.5%, 12/1/2028	1,000,000	1,189,030
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	375,000	379,718
		38,637,428
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	52,440
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,220,300
South Carolina 0.9%
Beaufort County, SC, School District, Series A, 5.0%, 3/1/2023	7,360,000	8,886,243
Berkeley County, SC, School District Installment Purchase Revenue, Securing Assets for Education, Series A, 5.0%, 12/1/2026	2,000,000	2,345,620
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,105,105
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,492,572
		17,829,540
Tennessee 0.5%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	5,945,000	6,178,936
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	1,940,000	2,056,477
Series 1C, 4.5%, 7/1/2037	2,025,000	2,160,270
		10,395,683
Texas 18.0%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,896,890
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,546,550
Cypress-Fairbanks, TX, Independent School District, School House Building:
5.0%, 2/15/2019	45,000	47,947
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2019	1,255,000	1,336,424
5.0%, 2/15/2021	65,000	69,214
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2021	1,785,000	1,900,811
Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Series A, 5.0%, 12/1/2021	3,750,000	4,448,287
Dallas, TX, Certificates Obligation, 5.0%, 2/15/2021	1,955,000	2,298,024
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,599,640
5.0%, 10/1/2030	5,000,000	5,749,550
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,684,650
El Paso, TX, Independent School District, School Building Improvements:
5.0%, 8/15/2022	680,000	758,975
Prerefunded 8/15/2018 @ 100, 5.0%, 8/15/2022	4,205,000	4,709,053
Fort Bend County, TX, General Obligation:
Series B, 5.0%, 3/1/2027	4,470,000	5,327,212
Series B, 5.0%, 3/1/2028	7,800,000	9,244,248
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,228,360
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,533,845
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.6% **, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	5,929,680
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	5,736,450
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,219,002
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,526,600
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,558,240
Series B, 5.0%, 7/1/2027	9,600,000	10,936,992
Series A, 5.25%, 7/1/2029	8,000,000	8,783,440
Houston, TX, Independent School District, Series A-1, 3.0% **, Mandatory Put 6/1/2016 @ 100, 6/1/2039	19,000,000	19,377,530
Houston, TX, Port Authority, Series A, 5.0%, 10/1/2023	4,565,000	5,511,416
Houston, TX, Public Improvement:
Series A, 5.0%, 3/1/2022	4,000,000	4,746,000
Series A, 5.0%, 3/1/2026	11,000,000	12,543,630
Houston, TX, Utility System Revenue, SIFMA Index, Series A, 0.92% **, Mandatory Put 5/1/2020 @ 100, 5/15/2034	12,000,000	11,951,760
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,381,700
Series D, 5.0%, 11/15/2028	3,560,000	4,236,151
Series A, 5.25%, 11/15/2028	2,500,000	2,918,575
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,534,769
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,132,867
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,234,980
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,264,400
Mansfield, TX, Independent School District, 5.0%, 2/15/2028	3,500,000	4,194,470
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,228,853
Series A, 5.0%, 1/1/2028	1,150,000	1,308,861
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.0%, 1/1/2025	1,480,000	1,733,657
Series E-3, Prerefunded 1/1/2016 @ 100, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	4,986,289
Series A, 6.0%, 1/1/2022	865,000	957,910
Series A, Prerefunded 1/1/2018 @ 100, 6.0%, 1/1/2022	6,135,000	6,871,691
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,723,752
Series A, 5.5%, 9/1/2028	1,240,000	1,473,170
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,842,482
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,900,690
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,216,711
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,126,420
Series A, 5.0%, 2/15/2019	2,480,000	2,635,694
Series A, 5.0%, 2/15/2020	6,180,000	6,560,255
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,939,975
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	6,005,311
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,122,130
Series A, 5.0%, 11/1/2019	1,250,000	1,433,288
Series D, 5.0%, 11/1/2024	2,250,000	2,574,518
Series C, 5.0%, 11/1/2025	4,605,000	5,252,601
Series C, 5.0%, 11/1/2026	3,290,000	3,752,673
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,963,163
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017, GTY: The Goldman Sachs Group, Inc.	5,690,000	6,090,462
5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,326,058
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	2,460,000	2,558,203
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,738,250
Texas, State Transportation Commission Mobility Fund, Series B, 0.4% **, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	4,954,200
Texas, State Transportation Commission Revenue, First Tier, Prerefunded 4/1/2017, 5.0%, 4/1/2022	10,000,000	10,699,800
Texas, State Transportation Commission, State Highway Fund Revenue, Series B, 0.37% **, Mandatory Put 4/1/2017 @ 100, 4/1/2032	3,000,000	2,992,920
Texas, State University Systems Financing Revenue, Series A, 5.0%, 3/15/2027	4,000,000	4,750,560
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,575,840
Texas, Water Development Board Revenue, State Revolving Fund:
Series A, 5.0%, 7/15/2020	3,150,000	3,404,866
Series B, 5.25%, 7/15/2021	3,000,000	3,255,480
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,957,302
5.0%, 12/15/2027	2,770,000	3,095,669
5.0%, 12/15/2028	2,905,000	3,246,541
		338,354,577
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,222,958
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,378,200
Washington 6.1%
King County, WA, Public Hospital District No. 2:
5.0%, 12/1/2021	6,670,000	7,752,941
5.0%, 12/1/2022	6,865,000	8,046,741
Port of Seattle, WA, Revenue Bond, Series B, 5.0%, 3/1/2022	1,250,000	1,470,213
Seattle, WA, Municipal Light & Power Revenue:
Series B-1, 0.7% **, Mandatory Put 11/1/2018 @ 100, 5/1/2045	6,000,000	6,002,100
Series B, 5.0%, 2/1/2025	7,250,000	8,275,802
Seattle, WA, Water System Revenue:
Prerefunded 2/1/2018 @ 100, 5.0%, 2/1/2020	3,870,000	4,266,211
5.0%, 2/1/2025, INS: AGM	3,195,000	3,385,741
Prerefunded 2/1/2017 @ 100, 5.0%, 2/1/2025, INS: AGM	2,500,000	2,659,750
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 5.0%, 7/1/2028	5,000,000	5,992,000
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 1.25%, 11/1/2017	3,000,000	3,015,330
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	17,292,000
Series 2011-A, 5.0%, 8/1/2031	17,845,000	20,595,093
Series A, 5.0%, 8/1/2032	14,000,000	16,042,040
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	570,000	603,921
Washington, State Motor Vehicle Fuel Tax:
Series B, Prerefunded 7/1/2017 @ 100, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,160,760
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,788,760
		114,349,403
Wisconsin 1.7%
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,863,500
Series 3, Prerefunded 6/1/2018 @ 100, 5.5%, 6/1/2025	5,000,000	5,631,050
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,826,350
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,518,730
Series A, 5.25%, 5/1/2026	3,500,000	4,120,200
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,134,380
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	3,016,125
Series 2, 5.0%, 7/1/2026	5,000,000	5,948,050
		32,058,385
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,755,346,475) †	98.9	1,855,736,310
Other Assets and Liabilities, Net	1.1	20,187,096

Net Assets	100.0	1,875,923,406

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2015.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2015.
†	The cost for federal income tax purposes was $1,754,582,023. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $101,154,287. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $103,287,578 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,133,291.
(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(b)	$—	$1,855,736,310	$—	$1,855,736,310
Total	$—	$1,855,736,310	$—	$1,855,736,310

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015